Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxation
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Reconciliation
Income tax expenses at PRC statutory income tax rate-25%	¥ (4,101)		¥ 34	¥ 56,615
Permanent differences	5,412		(8,629)	(6,829)
Tax rate difference from tax holiday and statutory rate in other jurisdictions	5,701		(377)	(12,351)
Change in valuation allowance	14,219		4,188	12,300
Income tax expenses/(benefits)	¥ 21,231	$ 3,332	¥ (4,784)	¥ 49,735